UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              HGK Equity Value Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-342-5445

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                EQUITY VALUE FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 2003



                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                             BY A CURRENT PROSPECTUS

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


INVESTMENT OBJECTIVES

The HGK Equity Value Fund seeks to achieve long-term capital appreciation by investing primarily in large capitalization U.S. stocks that exhibit value characteristics. The Fund's goal is to outperform the overall market over an entire market cycle and outperform the Wilshire Target Large Value Index over shorter periods. A secondary objective is lower-than-market volatility, which may be achieved through broad sector diversification.

PERFORMANCE SUMMARY

For the six months ended April 30, 2003, the Fund returned 5.42%. The Fund's performance benchmark, the Wilshire Target Large Value Index, posted a return of 4.78% over the same period, while the S&P 500 returned 4.48%.

The last six months have been turbulent from an economic, geopolitical and stock market perspective. U.S. and global economic forecasts were revised sharply lower. Rising energy costs placed a heavy burden on both businesses and consumers. Employment data was weak, although the call-up of military reserves and the return of colder weather probably exacerbated the situation. Added to this was the initial uncertainly related to the war in Iraq. U.S. stocks posted negative returns in the first calendar quarter of 2003, though the market is higher coming off the low in the market last October. Going forward, we expect that lower energy prices, pent-up demand and further fiscal and monetary stimulus should set the stage for a rebound in share prices.

OUTLOOK

Lower energy prices during the later part of this year should lead to increased consumer purchasing power and corporate profitability. These declining prices should act like a tax cut in the second half. Fiscal stimulus should also offer the economy a boost. Recent economic weakness coupled with the stunning military success in Iraq should give the Administration the leverage it needs to push through a stimulus package. The drought in capital spending is beginning to build pent-up demand for capital goods. Finally, the weakness in the U.S. dollar is helping many U.S. companies by making their goods and services more affordable overseas. Although many risks remain, the potential reward of owning stocks is more favorable.

Our strategy is to position the portfolio for a rebound in the stock market. Large-cap, high quality, blue chip corporations with leading market shares are very well positioned and attractively valued. These companies are gaining market share at the expense of their weaker competitors while continuing to invest for their future. When the economy rebounds, these companies should do exceptionally well. In addition, diversification is being emphasized, as are above-average dividend paying stocks.

STATEMENT OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

% of Portfolio
Repurchase Agreement 2%
Common Stock 98%
                                                 Market
                                                  Value
HGK EQUITY VALUE FUND                 Shares      (000)
-------------------------------------------------------
COMMON STOCK (97.3%)
AEROSPACE & DEFENSE (2.6%)
   United Technologies                2,400      $  148
                                                 ------
AUTOMOTIVE (1.9%)
   General Motors                     3,000         108
                                                 ------
BANKS (13.6%)
   Bank of America                    2,000         148
   FleetBoston Financial              5,300         141
   JP Morgan Chase                    4,500         132
   SunTrust Bank                      2,500         143
   Washington Mutual                  5,200         205
                                                 ------
                                                    769
                                                 ------
CHEMICALS (2.0%)
   Dow Chemical                       3,500         114
                                                 ------
COMPUTERS & SERVICES (8.8%)
   Automatic Data Processing          3,000         101
   Cisco Systems*                     6,000          90
   Electronic Data Systems            5,000          91
   International Business Machines    2,000         170
   Sun Microsystems*                 15,000          49
                                                 ------
                                                    501
                                                 ------
CONTAINERS & PACKAGING (1.3%)
   Newell Rubbermaid                  2,500          76
                                                 ------
DRUGS (4.9%)
   Bristol-Myers Squibb               5,500         140
   McKesson                           5,000         139
                                                 ------
                                                    279
                                                 ------
ELECTRICAL SERVICES (4.1%)
   American Electric Power            4,000         106
   Progress Energy                    3,000         125
                                                 ------
                                                    231
                                                 ------
ELECTRONICS MANUFACTURING (2.0%)
   Emerson Electric                   2,200         112
                                                 ------

                                                 Market
                                                  Value
                                      Shares      (000)
-------------------------------------------------------
FINANCIAL SERVICES (3.2%)
   CIT Group                          3,200      $   65
   Citigroup                          3,000         118
                                                 ------
                                                    183
                                                 ------
FOOD, BEVERAGE & TOBACCO (6.5%)
   Albertson's                        6,000         119
   H.J. Heinz                         4,000         120
   Supervalu                          8,000         132
                                                 ------
                                                    371
                                                 ------
INSURANCE (5.0%)
   Lincoln National                   3,500         112
   Torchmark                          4,500         174
                                                 ------
                                                    286
                                                 ------
MACHINERY (3.3%)
   Ingersoll-Rand                     2,700         119
   Johnson Controls                     800          66
                                                 ------
                                                    185
                                                 ------
MEDICAL PRODUCTS & SERVICES (7.7%)
   Guidant*                           4,200         164
   Johnson & Johnson                  2,000         113
   Merck                              2,700         157
                                                 ------
                                                    434
                                                 ------
METALS (2.0%)
   Alcoa                              5,000         115
                                                 ------
MULTIMEDIA (1.0%)
   AOL Time Warner*                   4,000          55
                                                 ------
PAPER & PAPER PRODUCTS (2.5%)
   Kimberly-Clark                     2,800         139
                                                 ------
PETROLEUM REFINING (8.7%)
   Amerada Hess                       2,500         113
   ChevronTexaco                      2,000         125
   Marathon Oil                       6,500         148
   Schlumberger                       2,500         105
                                                 ------
                                                    491
                                                 ------
RAILROADS (1.9%)
   Burlington Northern Santa Fe       3,800         107
                                                 ------
RESTAURANTS (2.3%)
   McDonald's                         7,500         128
                                                 ------
RETAIL (2.0%)
   Sears Roebuck                      4,000         113
                                                 ------
SEMI-CONDUCTORS/INSTRUMENTS (4.0%)
   Applied Materials*                 7,000         102
   Intel                              6,800         125
                                                 ------
                                                    227
                                                 ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (CONCLUDED)              THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

                                                 Market
HGK EQUITY VALUE FUND              Shares/Face   Value
(CONCLUDED)                       Amount (000)    (000)
-------------------------------------------------------
SPECIALTY CONSTRUCTION (2.2%)
   Masco                              6,000      $  127
                                                 ------
TELEPHONES & TELECOMMUNICATIONS (3.8%)
   Motorola                           8,000          63
   SBC Communications                 5,500         129
   Tellabs*                           4,000          25
                                                 ------
                                                    217
                                                 ------
TOTAL COMMON STOCK
   (Cost $7,020)                                  5,516
                                                 ------
REPURCHASE AGREEMENT (2.4%)
   Morgan Stanley, 1.050%,
     dated 4/30/03, matures
     5/01/03, repurchase price
     $134,918 (collateralized by
     U.S. Treasury Obligation,
     market value $137,616)         $   135         135
                                                 ------
TOTAL INVESTMENTS (99.7%)
   (Cost $7,155)                                  5,651
                                                 ------
OTHER ASSETS AND LIABILITIES (0.3%)
   Investment Advisory Fees Receivable               10
   Administrative Fees Payable                       (6)
   Distribution Fees Payable                         (1)
   Other Assets and Liabilities, Net                 12
                                                 ------
TOTAL OTHER ASSETS & LIABILITIES                     15
                                                 ------

                                                  Value
                                                  (000)
-------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 795,666 outstanding
     shares of beneficial interest               $7,488
   Distribution in excess of
     net investment income                           (1)
   Accumulated net realized loss
     on investments                                (317)
   Net unrealized depreciation
     on investments                              (1,504)
                                                 ------
TOTAL NET ASSETS (100.0%)                        $5,666
                                                 ======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $ 7.12
                                                 ======
   Maximum Offering Price
     Per Share ($7.12 / 94.50%)(1)               $ 7.53
                                                 ======
 *  NON-INCOME PRODUCING SECURITY.
(1) FOR DESCRIPTION OF POSSIBLE SALES CHARGE, PLEASE SEE CURRENT PROSPECTUS.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2003                        (Unaudited)

                                                                 HGK
                                                            EQUITY VALUE
                                                                FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income.....................................         $ 77
   Interest Income ....................................            1
--------------------------------------------------------------------------------
     Total Investment Income...........................           78
--------------------------------------------------------------------------------
Expenses:
   Administrative Fees ................................           37
   Transfer Agent Fees ................................           25
   Investment Advisory Fees ...........................           24
   Distribution Fees ..................................            7
   Professional Fees ..................................           14
   Printing Fees ......................................            8
   Registration and Filing Fees .......................            8
   Trustee Fees .......................................            3
   Custodian Fees......................................            2
   Insurance and Other Fees ...........................            1
--------------------------------------------------------------------------------
   Total Expenses......................................          129
   Less: Investment Advisory Fees Waived...............          (24)
   Reimbursements from Investment Advisor..............          (64)
--------------------------------------------------------------------------------
   Net Expenses........................................           41
--------------------------------------------------------------------------------
      Net Investment Income ...........................           37
--------------------------------------------------------------------------------
   Net Realized Loss from Securities Sold .............         (172)
   Net Change in Unrealized Appreciation on
       Investment Securities ..........................          418
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ..          246
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations         $283
================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2003 (Unaudited) and the year ended October 31, 2002


                                                                  HGK
                                                             EQUITY VALUE
                                                                 FUND
                                                       ------------  -----------
                                                         11/01/02     11/01/01
                                                        to 4/30/03   to 10/31/02
--------------------------------------------------------------------------------
Operations:
   Net Investment Income ................................. $  37      $  48
   Net Realized Loss on Investments ......................  (172)       (84)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investment Securities ............................   418     (1,358)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations......................................   283     (1,394)
--------------------------------------------------------------------------------
Distributions:
   Net Investment Income .................................   (37)       (48)
--------------------------------------------------------------------------------
   Total Distributions....................................   (37)       (48)
--------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ................................................   528      1,942
   In Lieu of Cash Distributions .........................    37         46
   Redeemed ..............................................  (386)      (422)
--------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Share
     Transactions ........................................   179      1,566
--------------------------------------------------------------------------------
   Total Increase in Net Assets ..........................   425        124
--------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................... 5,241      5,117
--------------------------------------------------------------------------------
   End of Period .........................................$5,666     $5,241
================================================================================
Share Transactions:
   Issued ................................................    77        215
   In Lieu of Cash Distributions .........................     5          6
   Redeemed ..............................................   (57)       (55)
--------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from
      Share Transactions. ................................    25        166
================================================================================


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                            THE  ADVISORS' INNER CIRCLE FUND
For a Share Outstanding Throughout Each Period
For the six-month period ended April 30, 2003 (Unaudited) and the periods ended October 31,



            Net                  Realized and                                     Net                       Net
           Asset                  Unrealized    Distributions   Distributions    Asset                    Assets,        Ratio
           Value,         Net        Gain         from Net           From        Value,                     End       of Expenses
         Beginning    Investment  (Loss) on      Investment        Capital        End         Total     of Period     to Average
         of Period      Income     Securities       Income          Gains      of Period     Return+       (000)      Net Assets
         ---------    ----------  ------------   -----------     ------------  ---------     -------    ---------     -----------
----------------
HGK EQUITY VALUE
----------------

2003*    $ 6.80          $0.05        $0.32         $(0.05)        $   --          $7.12       5.42%       $5,666          1.50%
2002       8.46           0.07        (1.66)         (0.07)            --           6.80     (18.97)        5,241          1.50
2001       9.45           0.07        (0.78)         (0.06)         (0.22)          8.46      (7.67)        5,117          1.50
2000       9.32           0.07         0.28          (0.06)         (0.16)          9.45       3.79         5,797          1.50
1999(1)   10.00           0.02        (0.68)         (0.02)            --           9.32      (6.46)        6,420          1.50



                                                             Ratio
                           Ratio                            of Net
                        of Expenses       Ratio           Investment
                        to Average       of Net             Loss to
                        Net Assets      Investment        Average Net
                        (Excluding        Income       Assets (Excluding      Portfolio
                        Waivers and     to Average        Waivers and         Turnover
                       Reimbursements)  Net Assets      Reimbursements)         Rate
                       --------------   -----------    -----------------      ---------
----------------
HGK EQUITY VALUE
----------------
2003*                        4.79%           1.40%             (1.89)%             9.99%
2002                         4.19            0.80              (1.89)             33.70
2001                         4.56            0.72              (2.34)             57.25
2000                         4.27            0.67              (2.10)             29.98
1999(1)                      5.53            0.52              (3.51)              5.01


* For the six month period ended April 30, 2003. All ratios for the period have been annualized.
+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The HGK Equity Value Fund commenced operations on June 9, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

1. ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Investments in equity securities which are quoted on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities which are traded on a national market system are valued at the official closing price, or if there is none, at the last sales price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available (of which there were none as of April 30, 2003) are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly to Shareholders. Any net realized capital gains are distributed to Shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services, the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the six months ended April 30, 2003, the Fund paid the Distributor $48 through a reduction in the yield earned by the Fund on those repurchase agreements.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 per fund plus $15,000 for each additional class, or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on November 12, 2002.

The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994 under which the Adviser receives an annual fee equal to 0.90% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the six months ended April 30, 2003 are as follows (000):

Purchases                                        $635
Sales                                             523

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund(s) that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2002, the Fund had the following capital loss carryforwards (000):

                                           TOTAL CAPITAL
      EXPIRES          EXPIRES          LOSS CARRYFORWARDS
       2010             2009                  10/31/02
     --------       ------------            ------------
        $75              $62                     $137


At April 30, 2003, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2003, are as follows (000):

Aggregate gross
  unrealized appreciation                     $   235
Aggregate gross
  unrealized depreciation                      (1,739)
                                               ------
Net unrealized depreciation                   $(1,504)
                                              =======

*Federal tax cost on securities was $7,155.

8. OTHER:

At April 30, 2003, 13% of total shares outstanding were held by one record shareholder.

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     HGK Equity Value Fund

     ADVISER:
     HGK Asset Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP

     For information call: 1-877-DIAL-HGK


     HGK-SA-005-0700

INVESTMENT ADVISER
Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

TO OBTAIN MORE INFORMATION:
Call 1-866-778-6397

This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.

TWS-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund

By (Signature and Title)*              \s\ James Foggo
                                       -----------------------------------------
                                       James R. Foggo, President

Date 7/1/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              \s\ James Foggo
                                       -----------------------------------------
                                       James R. Foggo, President

Date 7/1/03


By (Signature and Title)*              \s\ Jennifer E. Spratley
                                       -----------------------------------------
                                       Jennifer E. Spratley, Controller and CFO

Date 7/1/03

* Print the name and title of each signing officer under his or her signature.